Share of profit/loss of investments accounted for using the equity method - Summary of Analysis of Share of Profit/Loss from Investments Accounted for Using Equity Method (Details)
€ in Millions, $ in Millions
			12 Months Ended
	May 29, 2020 shares	Feb. 28, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			€ 359	€ 255	€ 499
Regeneron
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			343	245	484
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
BMS co- promotion entities
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			1	5	12
Other investments accounted for using the equity method
Disclosure of associates [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			€ 15	€ 5	€ 3
Entities and companies managed by Bristol Mayers Squibb
Disclosure of associates [line items]
Equity interest		50.10%
Purchase of interests in investments accounted for using equity method | $		$ 12